Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes
Commitments and Contingencies

Note 5 - Commitments and Contingencies

On March 1, 2011, the Board of Directors of the Company amended the employment agreements of Dr. Johnny R. Thomas and John C. Francis.  Each of their employment agreements dated September 1, 2010 were amended effective February 1, 2011, to increase their annual salaries by $75,000.  Johnny R. Thomas’s salary increased from $99,000 to $174,000 and John Francis’s salary from $75,000 to $150,000.

Johnny R. Thomas and John C. Francis were each awarded five-year performance warrants to purchase 1,000,000 shares each at an exercise price of $1.25 per share.  The warrants will vest if and when the Company achieves certain revenues, net income and/or EBITDA milestones for four trailing quarters.  For each executive officer, a total of 412,500 warrants vest upon four different milestones when annual revenues exceed revenue milestones increasing from $50 to $200 million.  Achieving net income levels in excess of $0.20/share to more than $0.50/share will vest 262,500 warrants upon four different milestones.  The remaining 325,000 warrants will vest upon four different milestones when the Company’s EBITDA performance exceeds $0.40/share to more than $1.00 per share. Mr. Thomas and Mr. Francis also have the right  to vest the warrants by exercising the warrants accordingly the value of the warrants has been expensed in the financial statements.

Any warrants not vested for one milestone period are added on a cumulative basis to the following increment for potential vesting at the next milestone.  In the event that an officer is terminated without cause: (i) he shall receive a cash settlement of $75,000, and (ii) 50% of all unvested warrants issued under his employment agreement, as amended, shall vest immediately.  Except as set forth herein, the respective employment agreements remain unchanged and in full force and effect.

Legal Matters

In December of 2011, the Company was served with a third party complaint to bring the Company into a vendor lawsuit between Genesis, the private company formerly a subsidiary of the Company, and Eagle North America, Inc., also known as Press Rentals. Press Rentals and Genesis have a lawsuit involving the payment of about $55,000 in rental charges, with an extra $108,000 for legal fees. Genesis has brought the Company into the lawsuit, alleging that the Company has an obligation due to the prior subsidiary status. The Company has retained counsel and filed for dismissal.

Operating Leases

The Company leases several vehicles from unrelated parties under non cancellable operating leases. The leases are typically four years. As of December 31, 2011, future minimum lease payments are as follows:

Year	Amount
2012	$27,942
2013	17,534
2014	771
2015	-
2016	-
Thereafter	-
Total	$46,247